Description of Business and Summary (Details) - Arrangement Agreement with Verano Holdings Corp	Oct. 13, 2022 USD ($)	Jan. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Damages sought	$ 14,875,000
Subordinate Voting Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange ratio		0.22652
Multiple Voting Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange ratio		22.652